Exhibit 99.1

World Omni Auto Receivables Trust 2016-A
Monthly Servicer Certificate
May 31, 2020

Dates Covered
Collections Period	05/01/20 - 05/31/20
Interest Accrual Period	05/15/20 - 06/14/20
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/20	92,495,353.08	12,547
Yield Supplement Overcollateralization Amount 04/30/20	1,335,631.53	0
Receivables Balance 04/30/20	93,830,984.61	12,547
Principal Payments	6,244,943.35	304
Defaulted Receivables	169,354.62	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/20	1,191,351.76	0
Pool Balance at 05/31/20	86,225,334.88	12,226

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.52%
Prepayment ABS Speed	1.05%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	1,182,699.02	101
Past Due 61-90 days	268,351.91	25
Past Due 91-120 days	159,853.27	17
Past Due 121+ days	0.00	0
Total	1,610,904.20	143

Total 31+ Delinquent as % Ending Pool Balance	1.87%
Total 61+ Delinquent as % Ending Pool Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	134,676.29
Aggregate Net Losses/(Gains) - May 2020	34,678.33
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.44%
Prior Net Losses Ratio	1.15%
Second Prior Net Losses Ratio	0.71%
Third Prior Net Losses Ratio	0.20%
Four Month Average	0.63%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.41%

Overcollateralization Target Amount	8,785,976.54
Actual Overcollateralization	86,225,334.88
Weighted Average APR	4.03%
Weighted Average APR, Yield Adjusted	5.78%
Weighted Average Remaining Term	20.13

Flow of Funds	$ Amount
Collections	6,662,303.20
Investment Earnings on Cash Accounts	2,840.70
Reserve Fund Balance	22,196,494.13
Servicing Fee (1)	(78,192.49)
Aggregate Purchase Amount	87,586,041.26
Transfer to Collection Account	0.00
Available Funds	116,369,486.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	106,728.99
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00

(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	83,709,376.54
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	32,553,381.27
(10) Collection Account Redeposits	0.00

Total Distributions of Available Funds	116,369,486.80

Servicing Fee	78,192.49
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 05/15/20	83,709,376.54
Principal Paid	83,709,376.54
Note Balance @ 06/15/20	0.00

Class A-1
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-2
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-3
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-4
Note Balance @ 05/15/20	65,679,376.54
Principal Paid	65,679,376.54
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class B
Note Balance @ 05/15/20	18,030,000.00
Principal Paid	18,030,000.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	106,728.99
Total Principal Paid	83,709,376.54
Total Paid	83,816,105.53

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.95000%
Interest Paid	106,728.99
Principal Paid	65,679,376.54
Total Paid to A-4 Holders	65,786,105.53

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	18,030,000.00
Total Paid to B Holders	18,030,000.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1242725
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	97.4690876
Total Distribution Amount	97.5933601

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.4268582
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	878.0665313
Total A-4 Distribution Amount	879.4933895

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,000.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/20	22,196,494.13
Investment Earnings	2,788.08
Investment Earnings Paid	(2,788.08)
Deposit/(Withdrawal)	(22,196,494.13)
Balance as of 06/15/20	0.00
Change	(22,196,494.13)

Total Reserve Amount	0.00

(1) The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.